Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (103,598)	$ (15,019)	¥ (120,087)	¥ (80,565)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,704	682	3,910	3,096
Share of net loss (gain) in equity method investments	(156)	(23)	(132)	13
Bad debt expenses, net	301	44	1,897	1,203
Losses on disposal of land use rights and property and equipment	933	135	5	51
Gain from fair value change in Anpai equity investment			(3,240)
Issuance shares for service				2,706
Share-based compensation	14,924	2,164	34,167	17,762
Gain on settlement of convertible loan				(7,162)
Fair value loss on convertible loan	(144)	(21)	9,073	532
Inventory provision				36
Impairment of long-term investment				1,430
Deferred tax benefits	(2,158)	(313)	(1,180)	(88)
Impairment of intangible assets	7,911	1,147	3,828
Impairment of goodwill	12,758	1,850	2,223
Amortization of right of use assets	794	115
Forgiveness of PPP loan			(905)
Changes in operating assets and liabilities:
Prepayment	1,207	175	786	(4,775)
Accounts receivable	2,896	420	1,539	(7,256)
Inventories	285	41	(180)	(44)
Amounts due from related parties	(441)	(64)	215	(219)
Other current assets	(68)	(10)	(1,056)	4,845
Other assets				502
Accounts payable	(626)	(91)	360	350
Amounts due to related parties	(131)	(19)	(240)	128
Advance from customers	781	113	107	1,232
Accrued expenses and other current liabilities	5,506	798	(1,875)	6,825
Other long-term liabilities	(27)	(4)	(924)	519
Deferred tax liabilities				(88)
Lease liabilities	(711)	(103)
Net cash used in operating activities	(55,060)	(7,983)	(71,709)	(58,967)
Investing activities:
Purchases of property and equipment	(1,457)	(211)	(3,899)	(2,466)
Purchases of intangible assets	(135)	(20)	(74)	(26)
Proceeds from property and equipment				10
Cash acquired from business combination			41
Net cash used in investing activities	(1,592)	(231)	(3,932)	(2,482)
Financing activities:
Proceeds from short-term borrowings	5,000	725	38,244	13,830
Payment for short-term borrowings	(5,900)	(855)	(6,000)	(20,000)
Proceeds from related party	800	116		1,498
Repayment of related party	(640)	(93)	6,217	(2,570)
Proceeds from stock options exercised	40	6	2,608	8
Purchase of treasury stocks	(11,003)	(1,595)
Capital contribution from noncontrolling interest holders	160	23		370
Proceeds from private placement	61,012	8,846	42,351
Payment for convertible loans				(17,261)
Proceeds from issuance of ordinary shares				110,668
Payment for initial public offering costs				(25,619)
Net cash provided by financing activities	49,469	7,173	83,420	60,924
Effect of exchange rate changes on cash and cash equivalents	(198)	(29)	(1,544)	(2,584)
Net increase (decrease) in cash and cash equivalents	(7,381)	(1,070)	6,235	(3,109)
Cash and cash equivalents at beginning of year	9,251	1,341	3,016	6,125
Cash and cash equivalents at end of year	1,870	271	9,251	3,016
Supplemental disclosure of cash flow information:
Interest paid	272	39	2,187	2,413
Supplemental disclosure of non-cash activities:
Issuance shares for stock option exercised by Dr. Chris Chang Yu	273	40	6,125
Issuance shares for related party loan to Dr. Chris Chang Yu			6,891
Non-controlling interest recognized from a step acquisition			6,880
Reclassification of other payable to convertible loan			4,534
Conversion of convertible loans	27,739	4,022	20,110
Right of use assets obtained in exchange for lease liabilities	¥ 8,027	$ 1,164